DEBT (Details 2) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Long-Term Debt
Principal value of long-term debt obligations	$ 1,500.0	$ 1,500.0
Unamortized basis adjustment for terminated interest rate swaps	16.7	26.0
Unamortized bond discount	(2.0)	(2.8)
Long-term Debt Current Portion	505.6	0
Long-term debt	1,009.1	1,523.2
Long-term debt - fair value	1,611.1
Interest expense	59.2	70.9	60.2
Interest income	(8.6)	(5.9)	(8.0)
Interest expense-net	50.6	65.0	52.2
Interest payments, net of amounts related to interest rate swaps	72.0	74.9	61.4
3.50% Notes due 2014
Long-Term Debt
Principal value of long-term debt obligations	500.0	500.0
Stated rate (as a percent)	3.50%
4.90% Notes due 2019
Long-Term Debt
Principal value of long-term debt obligations	700.0	700.0
Stated rate (as a percent)	4.90%
5.90% Notes due 2039
Long-Term Debt
Principal value of long-term debt obligations	$ 300.0	$ 300.0
Stated rate (as a percent)	5.90%